Financial Highlights (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Ratios as a percentage of average net assets:
Expenses prior to incentive fees (as a percent)	5.71%	5.82%	6.29%
Incentive fees (as a percent)	0.97%	2.33%	0.28%
Total expenses (as a percent)	6.68%	8.15%	6.57%
Net investment loss (as a percent)	(5.22%)	(5.51%)	(6.05%)
Class A
Financial Highlights
Total return (as a percent)	(12.41%)	6.66%	(3.84%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 1,247.57	$ 1,169.66	$ 1,216.37
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(79.24)	168.43	30.09
Expenses net of interest income (in dollars per unit)	(75.53)	(90.52)	(76.80)
Total income (loss) from operations (in dollars per unit)	(154.77)	77.91	(46.71)
Net asset value per unit at end of period (in dollars per unit)	$ 1,092.80	$ 1,247.57	$ 1,169.66
Class B
Financial Highlights
Total return (as a percent)	(12.97%)	6.07%	(4.44%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 1,038.84	$ 979.42	$ 1,024.97
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(65.62)	140.66	25.15
Expenses net of interest income (in dollars per unit)	(69.09)	(81.24)	(70.70)
Total income (loss) from operations (in dollars per unit)	(134.71)	59.42	(45.55)
Net asset value per unit at end of period (in dollars per unit)	$ 904.13	$ 1,038.84	$ 979.42
Legacy 1 Class
Financial Highlights
Total return (as a percent)	(10.44%)	8.64%	(1.75%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 935.15	$ 860.76	$ 876.10
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(60.34)	125.72	21.46
Expenses net of interest income (in dollars per unit)	(37.27)	(51.33)	(36.80)
Total income (loss) from operations (in dollars per unit)	(97.61)	74.39	(15.34)
Net asset value per unit at end of period (in dollars per unit)	$ 837.54	$ 935.15	$ 860.76
Legacy 2 Class
Financial Highlights
Total return (as a percent)	(10.66%)	8.55%	(1.95%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 920.26	$ 847.76	$ 864.60
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(58.85)	115.14	21.71
Expenses net of interest income (in dollars per unit)	(39.22)	(42.64)	(38.55)
Total income (loss) from operations (in dollars per unit)	(98.07)	72.50	(16.84)
Net asset value per unit at end of period (in dollars per unit)	$ 822.19	$ 920.26	$ 847.76
Global 1 Class
Financial Highlights
Total return (as a percent)	(10.46%)	9.34%	(1.22%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 913.24	$ 835.24	$ 845.52
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(65.63)	126.11	20.77
Expenses net of interest income (in dollars per unit)	(29.90)	(48.11)	(31.05)
Total income (loss) from operations (in dollars per unit)	(95.53)	78.00	(10.28)
Net asset value per unit at end of period (in dollars per unit)	$ 817.71	$ 913.24	$ 835.24
Global 2 Class
Financial Highlights
Total return (as a percent)	(10.64%)	9.14%	(1.44%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 898.69	$ 823.45	$ 835.49
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(62.29)	117.18	20.73
Expenses net of interest income (in dollars per unit)	(33.37)	(41.94)	(32.77)
Total income (loss) from operations (in dollars per unit)	(95.66)	75.24	(12.04)
Net asset value per unit at end of period (in dollars per unit)	$ 803.03	$ 898.69	$ 823.45
Global 3 Class
Financial Highlights
Total return (as a percent)	(12.16%)	7.46%	(3.06%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 812.47	$ 756.03	$ 779.90
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	(54.70)	110.61	19.29
Expenses net of interest income (in dollars per unit)	(44.11)	(54.17)	(43.16)
Total income (loss) from operations (in dollars per unit)	(98.81)	56.44	(23.87)
Net asset value per unit at end of period (in dollars per unit)	$ 713.66	$ 812.47	$ 756.03